Expense Example - Tema Trading & Prediction Markets ETF - Tema Trading & Prediction Markets ETF	Sep. 08, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 77
Expense Example, with Redemption, 3 Years	$ 240